Reporting Entity - Summary of Consolidated Subsidiaries (Parenthetical) (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of subsidiaries [line items]
Date of commencement of liquidation		Jul. 01, 2019
Cash contribution for capital increase in consolidated subsidiaries		₩ 342,680
LG Display High-Tech (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership		75.00%	[1]	69.00%
Cash contribution for capital increase in consolidated subsidiaries		₩ 1,045,393
Contribution from non controlling interest		₩ 276,396
LG DISPLAY FUND I LLC [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[2]	100.00%
Cash contribution for capital increase in consolidated subsidiaries		₩ 4,073
LG Display Guangzhou Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Contributin from subsidiaries		₩ 32,329

[1]	For the year ended December 31, 2019, the Controlling Company contributed W1,045,393 million in cash for the capital increase of LG Display High-Tech (China) Co., Ltd. (“LGDCO”). Meanwhile, additional contribution from LG Display Guangzhou Co., Ltd. and non-controlling interest amounted to W32,329 million and W276,396 million, respectively. The Group’s ownership percentage in LGDCO increased from 69% to 75% as a result of these additional investments.
[2]	For the year ended December 31, 2019, the Controlling Company contributed W4,073 million in cash for the capital increase of LG DISPLAY FUND I LLC.